Notes and Loans Payable and Other Advances (Details) - Schedule of Notes Balance - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Notes Balance [Abstract]
Principal loans, notes and other advances	$ 1,115,617	$ 1,077,013	$ 615,500
Discounts	(67,122)	(63,161)	(270,064)
Total	1,048,495	1,013,852	345,436	$ 17,500
Less Current portion	(898,495)	(863,852)	(217,897)
Non-current	$ 150,000	$ 150,000	$ 127,539